SUPPLEMENTARY FINANCIAL INFORMATION (Schedule of Accounts Payable Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable - other:
Employees and employees related	$ 120	$ 215
Provision for vacation	215	214
Accrued expenses and other	755	995
Accounts payable - other	$ 1,090	$ 1,424